Basis of Presentation - Summary of Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	$ 4,158	$ 2,728	$ 11,443	$ 7,879
COST OF SALES	1,694	967	4,790	3,740
GROSS PROFIT	2,464	1,761	6,653	4,139
EXPENSES
Research and development	1,214	914	3,362	3,385
Sales and marketing	1,800	1,138	4,409	2,754
General and administrative	3,124	2,864	9,490	9,072
Amortization of intangible assets	0	520	0	1,530
Total expenses	6,138	26,620	17,261	37,925
OTHER INCOME (EXPENSES)
Accretion	0	(3)	0	(5)
Unrealized foreign exchange gain (loss)	(266)	80	(305)	(164)
Other income (expenses)	(274)	(106)	(712)	(333)
Loss before income taxes	(3,948)	(24,965)	(11,320)	(34,119)
Income taxes	(18)	(3,013)	(83)	(4,408)
NET INCOME FROM DISCONTINUED OPERATIONS	0	431	1,153	1,638
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	0	3,424	4,621	9,660
COST OF SALES	0	1,889	2,060	4,711
GROSS PROFIT	0	1,535	2,560	4,949
EXPENSES
Research and development	0	122	120	425
Sales and marketing	0	193	121	553
General and administrative	0	729	808	1,957
Amortization of intangible assets		103	109	312
Total expenses	0	1,147	1,158	3,247
Income before other income (expenses) and income taxes	0	388	1,403	1,702
OTHER INCOME (EXPENSES)
Accretion		(1)		(3)
Grant income		(4)	6	26
Interest, accretion and other income		13		16
Unrealized foreign exchange gain (loss)	0	34	1	13
Other income (expenses)	0	42	7	52
Loss before income taxes	0	430	1,409	1,754
Income taxes	0	0	(256)	(116)
NET INCOME FROM DISCONTINUED OPERATIONS	$ 0	$ 430	$ 1,153	$ 1,638